GMO U.S. Small Cap Value Fund Average Annual Total Returns - Class VI		12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		11.16%	10.26%	10.94%
Performance Inception Date	Jul. 02, 2019
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.75%	6.86%	7.78%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.94%	6.86%	7.54%
S&P SmallCap 600 Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	8.09%	9.23%
S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	14.13%	14.65%